Document and Entity Information	12 Months Ended
Dec. 11, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 11, 2012
Registrant Name	FIDELITY SALEM STREET TRUST
Central Index Key	0000035315
Amendment Flag	false
Document Creation Date	Dec 11, 2012
Document Effective Date	Dec 11, 2012
Prospectus Date	Dec 11, 2012

Inst | Spartan Real Estate Index Fund
Supplement to the
Spartan® Real Estate Index Fund
Institutional Class
September 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%
Total annual operating expensesA	0.16%
Fee waiver and/or expense reimbursementB	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursementA	0.08%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.07%. This arrangement will remain in effect through September 30, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.

1 year	$ 8
3 years	$ 37
5 years	$ 76
10 years	$ 190

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Inst | Spartan Real Estate Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Real Estate Index Fund
Institutional Class
September 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%
Total annual operating expensesA	0.16%
Fee waiver and/or expense reimbursementB	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursementA	0.08%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.07%. This arrangement will remain in effect through September 30, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.

1 year	$ 8
3 years	$ 37
5 years	$ 76
10 years	$ 190

Adv Inv | Spartan Real Estate Index Fund
Supplement to the
Spartan® Real Estate
Index Fund
Investor Class and
Fidelity Advantage®
Class
September 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%	0.75%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.14%	0.14%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.20%	0.06%
Total annual operating expenses A	0.34%	0.20%
Fee waiver and/or expense reimbursement B	0.10%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement A	0.24%	0.10%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.23% and 0.09%, respectively. These arrangements will remain in effect through September 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 25	$ 10
3 years	$ 91	$ 46
5 years	$ 173	$ 95
10 years	$ 413	$ 237

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Adv Inv | Spartan Real Estate Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Real Estate
Index Fund
Investor Class and
Fidelity Advantage®
Class
September 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%	0.75%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.14%	0.14%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.20%	0.06%
Total annual operating expenses A	0.34%	0.20%
Fee waiver and/or expense reimbursement B	0.10%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement A	0.24%	0.10%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.23% and 0.09%, respectively. These arrangements will remain in effect through September 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 25	$ 10
3 years	$ 91	$ 46
5 years	$ 173	$ 95
10 years	$ 413	$ 237

Adv Inv | Spartan Mid Cap Index Fund
Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Investor Class and Fidelity Advantage® Class
June 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 3.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage® Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	0.75%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.12%	0.12%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.21%	0.08%
Acquired fund fees and expenses	0.02%	0.02%
Total annual operating expenses A	0.35%	0.22%
Fee waiver and/or expense reimbursement	0.11%	0.12%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.24%	0.10%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22% and 0.08%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 25	$ 10
3 years	$ 95	$ 52
5 years	$ 180	$ 105
10 years	$ 427	$ 262

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 7.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage® Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.15%	0.15%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.21%	0.08%
Acquired fund fees and expenses	0.07%	0.07%
Total annual operating expenses A	0.43%	0.30%
Fee waiver and/or expense reimbursement	0.13%	0.14%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.30%	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.23% and 0.09%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 8.

	Investor Class	Fidelity Advantage Class
1 year	$ 31	$ 16
3 years	$ 118	$ 75
5 years	$ 221	$ 147
10 years	$ 523	$ 360

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Adv Inv | Spartan Mid Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Investor Class and Fidelity Advantage® Class
June 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 3.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage® Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	0.75%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.12%	0.12%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.21%	0.08%
Acquired fund fees and expenses	0.02%	0.02%
Total annual operating expenses A	0.35%	0.22%
Fee waiver and/or expense reimbursement	0.11%	0.12%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.24%	0.10%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22% and 0.08%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 25	$ 10
3 years	$ 95	$ 52
5 years	$ 180	$ 105
10 years	$ 427	$ 262

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 7.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage® Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.15%	0.15%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.21%	0.08%
Acquired fund fees and expenses	0.07%	0.07%
Total annual operating expenses A	0.43%	0.30%
Fee waiver and/or expense reimbursement	0.13%	0.14%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.30%	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.23% and 0.09%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 8.

	Investor Class	Fidelity Advantage Class
1 year	$ 31	$ 16
3 years	$ 118	$ 75
5 years	$ 221	$ 147
10 years	$ 523	$ 360

Adv Inv | Spartan Small Cap Index Fund
Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Investor Class and Fidelity Advantage® Class
June 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 3.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage® Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	0.75%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.12%	0.12%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.21%	0.08%
Acquired fund fees and expenses	0.02%	0.02%
Total annual operating expenses A	0.35%	0.22%
Fee waiver and/or expense reimbursement	0.11%	0.12%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.24%	0.10%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22% and 0.08%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 25	$ 10
3 years	$ 95	$ 52
5 years	$ 180	$ 105
10 years	$ 427	$ 262

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 7.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage® Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.15%	0.15%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.21%	0.08%
Acquired fund fees and expenses	0.07%	0.07%
Total annual operating expenses A	0.43%	0.30%
Fee waiver and/or expense reimbursement	0.13%	0.14%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.30%	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.23% and 0.09%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 8.

	Investor Class	Fidelity Advantage Class
1 year	$ 31	$ 16
3 years	$ 118	$ 75
5 years	$ 221	$ 147
10 years	$ 523	$ 360

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Adv Inv | Spartan Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Investor Class and Fidelity Advantage® Class
June 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 3.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage® Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%	0.75%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.12%	0.12%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.21%	0.08%
Acquired fund fees and expenses	0.02%	0.02%
Total annual operating expenses A	0.35%	0.22%
Fee waiver and/or expense reimbursement	0.11%	0.12%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.24%	0.10%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22% and 0.08%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 25	$ 10
3 years	$ 95	$ 52
5 years	$ 180	$ 105
10 years	$ 427	$ 262

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 7.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage® Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.15%	0.15%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.21%	0.08%
Acquired fund fees and expenses	0.07%	0.07%
Total annual operating expenses A	0.43%	0.30%
Fee waiver and/or expense reimbursement	0.13%	0.14%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.30%	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.23% and 0.09%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 8.

	Investor Class	Fidelity Advantage Class
1 year	$ 31	$ 16
3 years	$ 118	$ 75
5 years	$ 221	$ 147
10 years	$ 523	$ 360

Inst Adv Inst | Spartan Mid Cap Index Fund
Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
June 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.12%	0.12%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%	0.00%
Acquired fund fees and expenses	0.02%	0.02%
Total annual operating expensesA	0.16%	0.14%
Fee waiver and/or expense reimbursement	0.08%	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.08%	0.06%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.06% and 0.04%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 4.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 8	$ 6
3 years	$ 39	$ 33
5 years	$ 78	$ 67
10 years	$ 192	$ 167

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.15%	0.15%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%	0.00%
Acquired fund fees and expenses	0.07%	0.07%
Total annual operating expensesA	0.24%	0.22%
Fee waiver and/or expense reimbursement	0.10%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.14%	0.12%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.07% and 0.05%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 8.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 14	$ 12
3 years	$ 62	$ 55
5 years	$ 120	$ 108
10 years	$ 290	$ 265

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Inst Adv Inst | Spartan Mid Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
June 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.12%	0.12%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%	0.00%
Acquired fund fees and expenses	0.02%	0.02%
Total annual operating expensesA	0.16%	0.14%
Fee waiver and/or expense reimbursement	0.08%	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.08%	0.06%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.06% and 0.04%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 4.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 8	$ 6
3 years	$ 39	$ 33
5 years	$ 78	$ 67
10 years	$ 192	$ 167

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.15%	0.15%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%	0.00%
Acquired fund fees and expenses	0.07%	0.07%
Total annual operating expensesA	0.24%	0.22%
Fee waiver and/or expense reimbursement	0.10%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.14%	0.12%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.07% and 0.05%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 8.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 14	$ 12
3 years	$ 62	$ 55
5 years	$ 120	$ 108
10 years	$ 290	$ 265

Inst Adv Inst | Spartan Small Cap Index Fund
Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
June 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.12%	0.12%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%	0.00%
Acquired fund fees and expenses	0.02%	0.02%
Total annual operating expensesA	0.16%	0.14%
Fee waiver and/or expense reimbursement	0.08%	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.08%	0.06%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.06% and 0.04%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 4.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 8	$ 6
3 years	$ 39	$ 33
5 years	$ 78	$ 67
10 years	$ 192	$ 167

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.15%	0.15%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%	0.00%
Acquired fund fees and expenses	0.07%	0.07%
Total annual operating expensesA	0.24%	0.22%
Fee waiver and/or expense reimbursement	0.10%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.14%	0.12%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.07% and 0.05%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 8.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 14	$ 12
3 years	$ 62	$ 55
5 years	$ 120	$ 108
10 years	$ 290	$ 265

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Inst Adv Inst | Spartan Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
June 29, 2012
Prospectus

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.12%	0.12%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%	0.00%
Acquired fund fees and expenses	0.02%	0.02%
Total annual operating expensesA	0.16%	0.14%
Fee waiver and/or expense reimbursement	0.08%	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.08%	0.06%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.06% and 0.04%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Mid Cap Index Fund on page 4.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 8	$ 6
3 years	$ 39	$ 33
5 years	$ 78	$ 67
10 years	$ 192	$ 167

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.15%	0.15%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%	0.00%
Acquired fund fees and expenses	0.07%	0.07%
Total annual operating expensesA	0.24%	0.22%
Fee waiver and/or expense reimbursement	0.10%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.14%	0.12%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.07% and 0.05%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section for Spartan Small Cap Index Fund on page 8.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 14	$ 12
3 years	$ 62	$ 55
5 years	$ 120	$ 108
10 years	$ 290	$ 265

Adv Inv | Spartan U.S. Bond Index Fund
Supplement to the
Spartan® U.S. Bond Index Fund
Investor Class and Fidelity Advantage® Class
October 30, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.17%	0.12%
Total annual operating expenses	0.22%	0.17%
Fee waiver and/or expense reimbursement A		0.07%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.10%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through October 31, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 23	$ 10
3 years	$ 71	$ 41
5 years	$ 124	$ 83
10 years	$ 280	$ 204

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Adv Inv | Spartan U.S. Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® U.S. Bond Index Fund
Investor Class and Fidelity Advantage® Class
October 30, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)	None

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.17%	0.12%
Total annual operating expenses	0.22%	0.17%
Fee waiver and/or expense reimbursement A		0.07%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.10%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through October 31, 2014. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 23	$ 10
3 years	$ 71	$ 41
5 years	$ 124	$ 83
10 years	$ 280	$ 204

Adv Inv | Spartan Intermediate Treasury Bond Index Fund
Supplement to the
Spartan® Treasury
Bond Index Funds
Investor Class and
Fidelity Advantage®
Class
April 28, 2012
Prospectus

Effective January 1, 2013, for each fund, the following information replaces the similar information under the heading "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section.

Shareholder fees (fees paid directly from your investment)	None

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Adv Inv | Spartan Intermediate Treasury Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Treasury
Bond Index Funds
Investor Class and
Fidelity Advantage®
Class
April 28, 2012
Prospectus

Effective January 1, 2013, for each fund, the following information replaces the similar information under the heading "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section.

Shareholder fees (fees paid directly from your investment)	None

Adv Inv | Spartan Long-Term Treasury Bond Index Fund
Supplement to the
Spartan® Treasury
Bond Index Funds
Investor Class and
Fidelity Advantage®
Class
April 28, 2012
Prospectus

Effective January 1, 2013, for each fund, the following information replaces the similar information under the heading "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section.

Shareholder fees (fees paid directly from your investment)	None

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Adv Inv | Spartan Long-Term Treasury Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Treasury
Bond Index Funds
Investor Class and
Fidelity Advantage®
Class
April 28, 2012
Prospectus

Effective January 1, 2013, for each fund, the following information replaces the similar information under the heading "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section.

Shareholder fees (fees paid directly from your investment)	None

Adv Inv | Spartan Short-Term Treasury Bond Index Fund
Supplement to the
Spartan® Treasury
Bond Index Funds
Investor Class and
Fidelity Advantage®
Class
April 28, 2012
Prospectus

Effective January 1, 2013, for each fund, the following information replaces the similar information under the heading "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section.

Shareholder fees (fees paid directly from your investment)	None

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Adv Inv | Spartan Short-Term Treasury Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Treasury
Bond Index Funds
Investor Class and
Fidelity Advantage®
Class
April 28, 2012
Prospectus

Effective January 1, 2013, for each fund, the following information replaces the similar information under the heading "Shareholder fees" under the heading "Fee Table" in each "Fund Summary" section.

Shareholder fees (fees paid directly from your investment)	None

Adv Inv | Spartan Emerging Markets Index Fund
Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
December 30, 2011
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.21%	0.10%
Total annual operating expenses	0.46%	0.35%
Fee waiver/or expense reimbursementB	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.31%	0.20%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.31% and 0.20%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 32	$ 20
3 years	$ 133	$ 97

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.14%	0.08%
Total annual operating expenses	0.34%	0.28%
Fee waiver/or expense reimbursementB	0.12%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.22%	0.18%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22% and 0.18%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

	Investor Class	Fidelity Advantage Class
1 year	$ 23	$ 18
3 years	$ 97	$ 79

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Adv Inv | Spartan Emerging Markets Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
December 30, 2011
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.21%	0.10%
Total annual operating expenses	0.46%	0.35%
Fee waiver/or expense reimbursementB	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.31%	0.20%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.31% and 0.20%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 32	$ 20
3 years	$ 133	$ 97

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.14%	0.08%
Total annual operating expenses	0.34%	0.28%
Fee waiver/or expense reimbursementB	0.12%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.22%	0.18%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22% and 0.18%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

	Investor Class	Fidelity Advantage Class
1 year	$ 23	$ 18
3 years	$ 97	$ 79

Adv Inv | Spartan Global ex U.S. Index Fund
Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
December 30, 2011
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.21%	0.10%
Total annual operating expenses	0.46%	0.35%
Fee waiver/or expense reimbursementB	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.31%	0.20%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.31% and 0.20%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 32	$ 20
3 years	$ 133	$ 97

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.14%	0.08%
Total annual operating expenses	0.34%	0.28%
Fee waiver/or expense reimbursementB	0.12%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.22%	0.18%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22% and 0.18%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

	Investor Class	Fidelity Advantage Class
1 year	$ 23	$ 18
3 years	$ 97	$ 79

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Adv Inv | Spartan Global ex U.S. Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
December 30, 2011
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%	1.50%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.21%	0.10%
Total annual operating expenses	0.46%	0.35%
Fee waiver/or expense reimbursementB	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.31%	0.20%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.31% and 0.20%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Investor Class	Fidelity Advantage Class
1 year	$ 32	$ 20
3 years	$ 133	$ 97

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Shareholder fees (fees paid directly from your investment)
	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Fidelity Advantage Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.14%	0.08%
Total annual operating expenses	0.34%	0.28%
Fee waiver/or expense reimbursementB	0.12%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.22%	0.18%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22% and 0.18%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

	Investor Class	Fidelity Advantage Class
1 year	$ 23	$ 18
3 years	$ 97	$ 79

Inst Adv Inst | Spartan Emerging Markets Index Fund
Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 30, 2011
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.03%	0.00%
Total annual operating expenses	0.28%	0.25%
Fee waiver/or expense reimbursementB	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 75	$ 65

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.03%	0.00%
Total annual operating expenses	0.23%	0.20%
Fee waiver/or expense reimbursementB	0.10%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 63	$ 54

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Inst Adv Inst | Spartan Emerging Markets Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 30, 2011
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.03%	0.00%
Total annual operating expenses	0.28%	0.25%
Fee waiver/or expense reimbursementB	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 75	$ 65

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.03%	0.00%
Total annual operating expenses	0.23%	0.20%
Fee waiver/or expense reimbursementB	0.10%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 63	$ 54

Inst Adv Inst | Spartan Global ex U.S. Index Fund
Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 30, 2011
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.03%	0.00%
Total annual operating expenses	0.28%	0.25%
Fee waiver/or expense reimbursementB	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 75	$ 65

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.03%	0.00%
Total annual operating expenses	0.23%	0.20%
Fee waiver/or expense reimbursementB	0.10%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 63	$ 54

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Inst Adv Inst | Spartan Global ex U.S. Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 30, 2011
Prospectus

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.03%	0.00%
Total annual operating expenses	0.28%	0.25%
Fee waiver/or expense reimbursementB	0.15%	0.15%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Emerging Markets Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 4.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 75	$ 65

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 7.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expensesA	0.03%	0.00%
Total annual operating expenses	0.23%	0.20%
Fee waiver/or expense reimbursementB	0.10%	0.10%
Total annual operating expenses after fee waiver/or expense reimbursement	0.13%	0.10%

A Based on estimated amounts for the current fiscal year.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.13% and 0.10%, respectively. These arrangements will remain in effect through December 31, 2013. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information for Spartan Global ex U.S. Index Fund under the heading "Fee Table" in the "Fund Summary" section on page 8.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 13	$ 10
3 years	$ 63	$ 54

Adv Inv | Spartan Inflation-Protected Bond Index Fund
Supplement to the
Spartan® Inflation-Protected Bond Index Fund
Investor Class and Fidelity Advantage® Class
May 9, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)	None

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Adv Inv | Spartan Inflation-Protected Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst5_SupplementTextBlock	Supplement to the
Spartan® Inflation-Protected Bond Index Fund
Investor Class and Fidelity Advantage® Class
May 9, 2012
Prospectus

Effective January 1, 2013, the following information replaces the similar information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)	None

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec 11, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 11, 2012